Summary of Fair Values of Assets Acquired and Liabilities Assumed on Acquisition Date (Detail) (CNY) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Nov. 29, 2013	Dec. 31, 2013	Nov. 29, 2013
Schedule of Business Acquisitions, Purchase Price Allocation [Line Items]
Gain on bargain purchase		9,654
Vogins Technology Co. Limited ("Vogins BVI")
Schedule of Business Acquisitions, Purchase Price Allocation [Line Items]
Cash and cash equivalents	1,201		1,201
Accounts receivable	10,036		10,036
Prepayment and other current assets	158		158
Property and equipment	171		171
Intangible assets	16,374		16,374
Deferred tax assets, non-current portion	2,536		2,536
Total identifiable assets acquired	30,476		30,476
Accounts payable	(1,708)		(1,708)
Accrued expenses and other current liabilities	(234)		(234)
Other non-current liabilities	(2,000)		(2,000)
Deferred tax liabilities	(2,536)		(2,536)
Total liabilities assumed	(6,478)		(6,478)
Net identifiable assets acquired	23,998		23,998
Fair value of considerations transferred	(14,344)
Gain on bargain purchase	9,654	9,654